Schedule of Investments (unaudited) January 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.0%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$570	$640,213
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,090	1,225,923
Series D, Sub Lien, 6.00%, 10/01/42	1,000	1,161,520
Series D, Sub Lien, 7.00%, 10/01/51	1,545	1,832,447

		4,860,103

Arizona — 3.1%
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	65	73,635
5.00%, 05/15/56	260	292,570
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	1,230	1,304,932
Salt Verde Financial Corp., RB
5.00%, 12/01/32	2,000	2,701,100
5.00%, 12/01/37	2,360	3,430,048

		7,802,285

Arkansas — 1.0%
Arkansas Development Finance Authority, RB
5.00%, 12/01/47	385	480,688
AMT, 4.50%, 09/01/49(a)	1,810	1,994,493

		2,475,181

California — 7.2%
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	1,545	2,519,323
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/33	875	972,440
Series A, 4.00%, 04/01/45	280	325,702
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	105	115,632
Series A, 5.25%, 08/15/49	265	284,610
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/42	165	191,885
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	1,025	1,094,946
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	550	619,476
City of Los Angeles Department of Airports, RB(b)
5.00%, 05/15/31	245	334,572
5.00%, 05/15/32	295	399,519
5.00%, 05/15/33	290	390,775
5.00%, 05/15/34	305	408,907
5.00%, 05/15/35	480	639,230
5.00%, 05/15/38	210	276,856
5.00%, 05/15/39	225	295,666
5.00%, 05/15/40	465	609,103
5.00%, 05/15/41	505	659,343
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	1,950	2,028,312
Montebello Unified School District, GO, CAB, (NATL), 0.00%, 08/01/22(c)	2,405	2,382,201
San Diego Unified School District, GO, CAB(c) Series A, 0.00%, 07/01/29	3,080	2,830,458

Security	Par (000)	Value

California (continued)
San Diego Unified School District, GO, CAB(c) (continued)
Series A, 0.00%, 07/01/29(d)	$395	$357,736
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(e)	255	296,499

		18,033,191

Colorado — 2.3%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	1,260	1,675,359
Colorado Educational & Cultural Facilities Authority, RB, (St Hgr Ed Intercept Prog), 5.50%, 07/01/40	1,455	1,460,325
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,285	1,473,715
State of Colorado, COP, Series O, 4.00%, 03/15/44	930	1,097,484

		5,706,883

Connecticut — 1.3%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	240	290,923
Series A, 4.00%, 05/01/39	150	180,128
State of Connecticut, GO, Series A, 4.00%, 01/15/38	2,260	2,718,735

		3,189,786

Delaware — 0.4%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	840	972,199

District of Columbia — 6.4%
District of Columbia, Refunding RB
5.00%, 04/01/35	315	378,662
5.00%, 10/01/48	1,695	2,053,204
District of Columbia, TA, 5.13%, 06/01/41	1,520	1,544,016
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	1,475	1,531,168
Series B, Subordinate, 4.00%, 10/01/49	555	630,835
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB, Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35(c)	13,485	9,860,771

		15,998,656

Florida — 3.9%
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	140	163,561
Series A-1, 5.00%, 10/01/33	155	179,749
Series A-1, 5.00%, 10/01/34	155	178,830
Series A-1, 5.00%, 10/01/35	50	57,380
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	960	1,089,782
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/40	155	177,476
Series A, 5.00%, 06/15/50	520	589,129
Series A, 5.00%, 06/15/55	310	350,542
Miami-Dade County Florida Aviation Revenue, Refunding RB
Series A, 4.00%, 10/01/37	235	287,426
Series A, 4.00%, 10/01/38	235	285,222
Series A, 4.00%, 10/01/39	175	211,738
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(e)	2,095	2,194,345

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Sarasota County Florida Utility System Revenue RB
Series A, 5.00%, 10/01/45	$310	$410,428
Series A, 5.00%, 10/01/50	465	608,443
Village Community Development District No.10, SAB, 5.13%, 05/01/43	1,340	1,398,236
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	1,265	1,544,299

		9,726,586

Georgia — 2.3%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	370	439,915
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 2.50%, 06/01/50	520	531,643
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	360	502,952
Series A, 5.00%, 05/15/36	360	507,668
Series A, 5.00%, 05/15/37	400	570,360
Series A, 5.00%, 05/15/38	220	317,093
Series A, 5.00%, 05/15/49	725	1,126,781
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	1,135	1,295,398
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	440	502,621

		5,794,431

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	540	650,187

Illinois — 11.4%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	1,075	1,202,398
Series D, 5.00%, 12/01/46	1,405	1,557,292
Series H, 5.00%, 12/01/36	350	415,044
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/27	500	622,390
Series C, 5.00%, 12/01/30	605	737,749
Series F, 5.00%, 12/01/22	455	490,085
Series G, 5.00%, 12/01/34	315	376,362
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/37	675	813,092
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(e)	730	761,054
City of Chicago Illinois Special Assessment Revenue, SAB, 6.75%, 12/01/32	862	864,491
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, 5.00%, 11/01/42	1,000	1,068,050
Cook County Community College District No.508, GO, 5.50%, 12/01/38	560	626,332
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/45	930	1,201,021
Series C, 5.00%, 01/01/37	2,000	2,346,560
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	630	734,826
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	970	1,072,480
Metropolitan Pier & Exposition Authority, Refunding RB, CAB(c)
Series B, (AGM), 0.00%, 06/15/43	3,765	1,943,681
Series B, (AGM), 0.00%, 06/15/47	13,220	5,847,206

Security	Par (000)	Value

Illinois (continued)
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(e)	$800	$815,680
State of Illinois, GO
5.00%, 02/01/39	1,100	1,213,289
Series A, 5.00%, 04/01/38	2,625	2,831,509
University of Illinois, RB, Series A, 5.00%, 04/01/44	705	796,142

		28,336,733

Indiana — 2.9%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	560	614,650
AMT, 7.00%, 01/01/44	1,355	1,479,687
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	2,275	2,348,733
Series A, AMT, 5.00%, 07/01/44	310	332,943
Series A, AMT, 5.00%, 07/01/48	1,030	1,106,035
Series A, AMT, 5.25%, 01/01/51	290	312,936
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	880	959,314

		7,154,298

Iowa — 1.5%
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	320	359,181
5.88%, 12/01/26	285	294,684
Series B, 5.25%, 12/01/50(f)	1,955	2,190,226
Iowa Tobacco Settlement Authority, Refunding RB, Series C, 5.63%, 06/01/46	980	991,887

		3,835,978

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(e)	705	773,456
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(g)	865	1,021,219

		1,794,675

Louisiana — 1.3%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.50%, 05/15/30	555	556,132
Series A, 5.25%, 05/15/31	600	607,002
Series A, 5.25%, 05/15/32	765	804,826
Series A, 5.25%, 05/15/33	830	873,168
Series A, 5.25%, 05/15/35	350	381,756

		3,222,884

Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	305	372,612

Massachusetts — 1.4%
Massachusetts Development Finance Agency, Refunding RB, Series P, 5.45%, 05/15/59	1,165	1,532,593
Massachusetts Housing Finance Agency, RB, M/F Housing
Series C-1, 3.15%, 12/01/49	400	420,884
Series C-1, 3.25%, 12/01/54	1,475	1,557,939

		3,511,416

Michigan — 2.3%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(e)	3,085	3,308,416

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	$590	$699,427
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	730	897,148
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	785	946,255

		5,851,246

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	750	835,965
Series A, 5.25%, 02/15/53	1,500	1,779,975

		2,615,940

Missouri — 1.0%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	2,075	2,422,666
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, 5.50%, 05/01/43	175	185,684

		2,608,350

Nebraska — 0.3%
Central Plains Energy Project, RB, 5.25%, 09/01/37	575	618,758

New Hampshire(a) — 0.7%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	1,105	1,157,697
Series C, AMT, 4.88%, 11/01/42	575	605,826

		1,763,523

New Jersey — 14.3%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	735	788,582
5.25%, 11/01/44	1,095	1,169,142
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	1,195	1,417,999
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	370	423,998
4.00%, 11/01/39	295	337,265
5.00%, 06/15/49	1,670	2,040,573
Series EEE, 5.00%, 06/15/48	2,705	3,245,567
AMT, 5.13%, 09/15/23	1,090	1,153,405
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,060	1,224,417
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	1,550	1,635,498
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.50%, 06/15/21(e)	1,575	1,606,201
Series AA, 5.00%, 06/15/44	895	989,872
Series AA, 5.00%, 06/15/50	430	534,623
Series BB, 4.00%, 06/15/50	1,085	1,212,520
Series BB, 5.00%, 06/15/50	3,720	4,458,718
New Jersey Transportation Trust Fund Authority, RB, CAB, Series B, 5.25%, 06/15/36	1,705	1,736,253
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(e)	715	759,966
Series A, 4.00%, 01/01/42(b)	525	631,066
Series E, 5.00%, 01/01/45	1,875	2,175,037
State of New Jersey, GO Series A, 4.00%, 06/01/31	405	509,312

Security	Par (000)	Value

New Jersey (continued)
State of New Jersey, GO (continued)
Series A, 3.00%, 06/01/32	$935	$1,079,570
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	390	477,465
Sub-Series B, 5.00%, 06/01/46	5,150	6,130,508

		35,737,557

NewYork — 11.9%
City of New York, GO, Series C, 5.00%, 08/01/42	805	1,043,529
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,405	1,417,715
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,715	1,930,404
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	1,145	1,384,969
Series C-1, 5.00%, 11/15/50	370	454,837
Series C-1, 5.25%, 11/15/55	550	686,906
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	375	424,234
Series A, 4.00%, 07/01/50	770	908,192
New York City Housing Development Corp., RB, M/F Housing, Series A, 3.00%, 11/01/55	765	792,662
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C, 4.00%, 05/01/45	780	930,587
Sub-Series C-1, 4.00%, 05/01/40	310	374,840
Sub-Series E-1, 5.00%, 02/01/42	310	324,688
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,415	1,415,226
Series A, 6.25%, 06/01/41(a)	1,300	1,321,008
New York Liberty Development Corp., Refunding RB(a)
Series 1, Class 1, 5.00%, 11/15/44	2,275	2,468,830
Series 2, Class 2, 5.15%, 11/15/34	245	268,748
Series 2, Class 2, 5.38%, 11/15/40	605	665,621
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	1,305	1,639,850
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	5,700	6,729,192
Series A, 3.00%, 03/15/50	930	999,620
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	255	316,876
AMT, 5.00%, 10/01/40	730	900,864
Port Authority of New York & New Jersey Refunding RB, AMT, 4.00%, 07/15/61(b)	795	916,770
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	190	224,242
Series A, 5.00%, 11/15/54	610	782,782
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	220	242,651

		29,565,843

North Carolina — 0.4%
North Carolina Medical Care Commission, Refunding RB, Series A, 7.75%, 03/01/21(e)	415	417,523
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	390	620,174

		1,037,697

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	$695	$844,745

Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	210	254,006
Series A-2, Class 1, 4.00%, 06/01/38	210	253,556
Series A-2, Class 1, 4.00%, 06/01/39	210	252,762
Series A-2, Class 1, 4.00%, 06/01/48	550	637,808
Series B-2, Class 2, 5.00%, 06/01/55	2,150	2,506,104
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	290	353,626
Series A, 6.13%, 07/01/22(e)	30	32,558
Series A, 6.13%, 07/01/40	440	469,542
Series A, 4.00%, 12/01/49	365	429,488
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	430	502,520
Series A, 3.75%, 08/15/50	755	853,731
County of Montgomery Ohio, Refunding RB, 3.00%, 08/01/51(b)	435	462,144
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	535	599,457
State of Ohio, RB, AMT, 5.00%, 06/30/53	580	648,254

		8,255,556

Oklahoma — 1.7%
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	855	1,006,993
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	1,500	1,709,745
Series C, 4.00%, 01/01/42	1,420	1,638,325

		4,355,063

Oregon — 1.5%
Medford Hospital Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/50	1,210	1,427,619
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	1,290	1,623,581
Warm Springs Reservation Confederated Tribe, Refunding RB, Series B, 5.00%, 11/01/39(a)	650	773,578

		3,824,778

Pennsylvania — 4.3%
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	460	477,945
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/49	950	1,061,017
Montgomery County Higher Education and Health Authority, Refunding RB
Series A, 5.00%, 09/01/43	905	1,085,403
Series A, 4.00%, 09/01/49	415	458,413
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	2,015	2,319,063
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,105	1,174,294
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	1,680	1,951,438

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission RB, 4.00%, 12/01/50	$985	$1,152,598
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	795	928,488

		10,608,659

Puerto Rico — 5.7%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	475	487,431
5.63%, 05/15/43	500	506,075
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	1,845	1,944,501
Series A, Senior Lien, 5.13%, 07/01/37	510	539,595
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,308	3,702,280
Series A-1, Restructured, 5.00%, 07/01/58	4,568	5,187,695
Series A-2, Restructured, 4.33%, 07/01/40	62	68,533
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/46	4,955	1,567,019
Series A-1, Restructured, 0.00%, 07/01/51	1,442	327,637

		14,330,766

Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	580	673,647
Series B, 4.50%, 06/01/45	1,900	2,019,168
Series B, 5.00%, 06/01/50	2,605	2,816,578

		5,509,393

South Carolina — 3.3%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/48	2,245	2,655,925
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	2,410	2,798,998
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	1,035	1,208,041
Series E, 5.25%, 12/01/55	1,225	1,470,968

		8,133,932

Tennessee — 1.0%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(e)	980	1,075,246
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	115	130,938
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB
Series A, 5.00%, 07/01/40	495	578,997
Series A, 5.25%, 10/01/58	705	825,294

		2,610,475

Texas — 5.5%
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	1,555	1,794,641
Central Texas Regional Mobility Authority, Refunding RB, Sub Lien, 5.00%, 01/01/23(e)	250	273,160
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	440	505,534
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/37	1,500	1,626,045

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	$850	$1,076,270
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(e)	325	367,263
North Texas Tollway Authority, RB, CAB, Series B, 0.00%, 09/01/31(c)(e)	1,400	768,488
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	945	1,192,439
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	3,330	4,135,327
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB(b)
5.00%, 12/15/30	340	453,808
5.00%, 12/15/32	310	425,909
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	845	994,523

		13,613,407

Utah — 1.0%
County of Utah UT, RB
Series A, 4.00%, 05/15/43	155	186,197
Series A, 3.00%, 05/15/50	710	762,611
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	665	788,537
Series A, AMT, 5.00%, 07/01/48	640	767,155

		2,504,500

Virginia — 1.4%
Hanover County Economic Development Authority, Refunding RB, Series A, 5.00%, 07/01/47	970	981,747
Virginia Small Business Financing Authority, RB
AMT, Senior Lien, 5.25%, 01/01/32	550	586,745
AMT, Senior Lien, 6.00%, 01/01/37	1,830	1,969,922

		3,538,414

Washington — 2.4%
Grant County Public Utility District No.2 Priest Rapids Hydroelectric Project, Refunding RB, Series A, 5.00%, 01/01/26(e)	1,555	1,913,801
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,085	1,291,855
Series C, AMT, 5.00%, 04/01/40	540	620,843
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(e)	1,625	1,799,200
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	250	282,885

		5,908,584

Wisconsin — 0.3%
Public Finance Authority, RB
Series A, 5.00%, 07/15/39(a)	100	107,210
Series A, 5.00%, 07/15/49(a)	245	257,765

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 5.00%, 07/15/54(a)	$115	$120,446
Series B, 5.00%, 06/01/49	320	354,896

		840,317

Total Municipal Bonds — 115.5% (Cost: $252,988,932)		288,115,587

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 2.2%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(i)	2,257	2,626,507
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	2,250	2,740,383

		5,366,890

Colorado — 2.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(i)	1,664	2,030,147
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	2,700	3,024,594

		5,054,741

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	1,299	1,493,294

Georgia — 1.7%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	2,622	3,004,575
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.60%, 12/01/44	1,041	1,144,628

		4,149,203

Illinois — 0.5%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(e)	3	2,921
Series C, 4.00%, 02/15/41	1,031	1,164,690

		1,167,611

Massachusetts — 4.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	1,502	1,667,191
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	3,359	3,987,279
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(e)	4,502	4,656,524

		10,310,994

NewYork — 11.7%
Hudson Yards Infrastructure Corp., RB(i)
5.75%, 02/15/21(e)	257	257,949
5.75%, 02/15/47	158	158,682
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	7,440	7,761,859

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(i)	$4,460	$4,640,570
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	948	1,118,042
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	4,317	5,056,441
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	2,083	2,409,378
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	4,846	5,568,105
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,860	2,221,491

		29,192,517

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(e)	1,830	2,223,157

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,695	2,112,106

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(e)	1,140	1,210,292

Texas — 6.6%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	2,041	2,187,843
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(e)	1,720	1,886,169
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	1,504	1,570,579
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(e)	2,350	2,435,705
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	2,295	2,413,032
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	5,020	6,045,084

		16,538,412

Virginia — 2.3%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(i)	1,545	1,830,748
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	3,460	3,979,900

		5,810,648

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	2,059	2,294,581
4.00%, 12/15/49(i)	2,140	2,500,440

		4,795,021

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.9% (Cost: $82,855,596)		89,424,886

Total Long-Term Investments — 151.4% (Cost: $335,844,528)		377,540,473

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	12,466,444	$12,468,937

Total Short-Term Securities — 5.0% (Cost: $12,468,937)		12,468,937

Total Investments — 156.4% (Cost: $348,313,465)		390,009,410

Liabilities in Excess of Other Assets — (1.8)%		(4,670,096)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.0)%		(52,300,650)

VMTP Shares at Liquidation Value — (33.6)%		(83,700,000)

Net Assets Applicable to Common Shares — 100.0%		$249,338,664

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.
(c)	Zero-coupon bond.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $7,653,808.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$5,685,668	$6,782,628	(a)	$—	$2,385	$(1,744)	$12,468,937	12,466,444	$358	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$288,115,587	$—	$288,115,587
Municipal Bonds Transferred to Tender Option Bond Trusts	—	89,424,886	—	89,424,886
Short-Term Securities
Money Market Funds	12,468,937	—	—	12,468,937

	$12,468,937	$377,540,473	$—	$390,009,410

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(52,280,541)	$—	$(52,280,541)
VMTP Shares at Liquidation Value	—	(83,700,000)	—	(83,700,000)

	$—	$(135,980,541)	$—	$(135,980,541)

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

8